Shareholders' equity, capital distribution and earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of share capital activity

	Number of shares	NOK per value	NOK	USD

Share capital at 1 January 2025	2,792,781,230	2.5	6,981,953,075.00	1,051,693,005
Capital reduction	(235,973,718)	2.5	(589,934,295.00)	(56,222,940)

Share capital at 31 December 2025	2,556,807,512	2.5	6,392,018,780.00	995,470,065

	Number of shares	NOK per value	Common stock

Authorised and issued	2,556,807,512	2.5	6,392,018,780.00
Treasury shares
Share buy-back programme	(45,504,549)	2.5	(113,761,372.50)
Employees share saving plan	(11,031,933)	2.5	(27,579,832.50)

Total outstanding shares	2,500,271,030	2.5	6,250,677,575.00

Schedule of dividends

	At 31 December
(in USD million)	2025	2024

Dividends declared	3,787	7,802
USD per share or ADS	1.4800	2.8000

Dividends paid	4,791	8,578
USD per share or ADS	1.8100	3.0000
NOK per share	19.1552	32.1645

Schedule of share buy-back programmes

Number of shares	2025	2024

Share buy-back programme at 1 January	56,267,027	49,486,793
Purchase	67,108,849	76,186,948
Cancellation	(77,871,327)	(69,406,714)

Share buy-back programme at 31 December	45,504,549	56,267,027

Equity impact of share buy-back programmes

(in USD million)	2025	2024

First tranche	397	396
Second tranche	418	528
Third tranche	418	528
Fourth tranche	418	528
Total open market share	1,650	1,980

Norwegian state share1)	4,141	3,956

Total	5,791	5,936

1) Relates to second to fourth tranche of previous year programme and first tranche of current year programme.

Schedule of employees share saving plan

Employees' share saving plan

Number of shares	2025	2024

Share saving plan at 1 January	8,987,375	8,884,668
Purchase	4,131,744	3,237,233
Allocated to employees	(2,087,186)	(3,134,526)

Share saving plan at 31 December	11,031,933	8,987,375

Schedule of earnings per share

Earnings per share

Number of shares	2025	2024

Basic earnings per share
Net income (loss) attributable to shareholders of the company	5,043	8,806
Weighted average number of ordinary shares outstanding	2,593	2,821

Basic earnings per share (in USD)	1.94	3.12

Diluted earnings per share
Net income (loss) attributable to shareholders of the company	5,043	8,806
Weighted average number of ordinary shares outstanding, diluted	2,601	2,827

Diluted earnings per share (in USD)	1.94	3.11